Real Estate Held for Sale	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Real Estate Held for Sale

16. Real Estate Held for Sale.

During the summer of 2012 Commonwealth Avenue in Jacksonville, Florida, a 50 acre site near the western beltway of Interstate-295 capable of supporting approximately 500,000 square feet of warehouse/office build-out, was placed under contract for sale as a reverse 1031 exchange for the purchase of mining land near Lake Louisa, Florida. The sale closed in November, 2012 for a sale price of $2 million which will result in a gain of $1.1 million before income taxes in fiscal 2013. Book value of the property was $732,000 at September 30, 2012 and was classified as real estate held for sale as of September 30, 2012.

In September 2012 the Company received a non-binding letter of intent to sell phase 1 of the Windlass Run Residential property located in southeastern Baltimore County, Maryland. The sale closed with another buyer in August 2013 for $8 million. Book value of the property was $2,753,000 at September 30, 2012 and was classified as real estate held for sale as of September 30, 2012.